Financial Risk Management Objectives and Policies - Summary of Effects of Hedges Designated for Hedge Accounting in Debt (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Fair Value - hedge instrument	R$ (317,787)	R$ (266,404)
Consolidated post hedge strategy
Brazil, Brazil Real [member]
Disclosure of detailed information about hedged items [line items]
Book value	2,825,749
Fair Value - hedge instrument	(317,787)
Consolidated post hedge strategy	2,507,962
Aircraft and engine acquisition [member] | US Dollars [member]
Disclosure of detailed information about hedged items [line items]
Book value	896,232
Fair Value - hedge instrument	(10,971)
Consolidated post hedge strategy	885,261
Aircraft and engine acquisition [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about hedged items [line items]
Book value	164,280
Fair Value - hedge instrument	(3,309)
Consolidated post hedge strategy	160,971
Working capital [member]
Disclosure of detailed information about hedged items [line items]
Book value	1,727,882
Fair Value - hedge instrument	(303,507)
Consolidated post hedge strategy	1,424,375
Working capital [member] | US Dollars [member]
Disclosure of detailed information about hedged items [line items]
Book value	1,727,882
Fair Value - hedge instrument	(303,507)	R$ (266,404)
Consolidated post hedge strategy	1,424,375
Working capital [member] | Brazil, Brazil Real [member]
Disclosure of detailed information about hedged items [line items]
Book value	37,355
Consolidated post hedge strategy	R$ 37,355